Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

July 9, 2012

FILED VIA EDGAR

Mr. Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 333-177342
on behalf of the Becker Value Equity Fund REQUEST FOR ACCELERATION

Dear Mr. Minore:

As the principal underwriter of the Trust and pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, we request that effectiveness of the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-14 on July 9, 2012, on behalf of the Becker Value Equity Fund, be accelerated to Monday, July 9, 2012.

Very truly yours,

QUASAR DISTRIBUTORS, LLC

/s/ James R. Schoenike

James R. Schoenike
President